Intangible Assets - Schedule of Changes in Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Opening balance	€ 1,469	[1]	€ 1,484
Additions	297		72
Capitalised expenses	286		192
Amortisation	(209)		(179)		€ (187)
Impairments	(12)		(30)
Exchange rate differences	(104)		(87)
Disposals			(9)
Changes in the composition of the group and other changes	111		26
Closing balance	1,839	[1]	1,469	[1]	1,484
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	2,748
Closing balance	3,338		2,748
Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	1,248
Closing balance	1,492		1,248
Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	31
Closing balance	6		31
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	816		903
Additions	202		0
Capitalised expenses	0		0
Amortisation	0		0
Impairments	0		0
Exchange rate differences	(99)		(87)
Disposals	0		0
Changes in the composition of the group and other changes	0		0
Closing balance	918		816		903
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	816
Closing balance	918		816
Goodwill [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	0
Closing balance	0		0
Goodwill [member] | Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	0
Closing balance	0		0
Software and other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	648		571
Additions	95		72
Capitalised expenses	286		192
Amortisation	(204)		(173)
Impairments	(12)		(30)
Exchange rate differences	(5)		0
Disposals			(9)
Changes in the composition of the group and other changes	59		25
Closing balance	868		648		571
Software and other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	1,902
Closing balance	2,359		1,902
Software and other intangible assets [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	1,225
Closing balance	1,487		1,225
Software and other intangible assets [member] | Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	29
Closing balance	4		29
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	5		10
Additions			0
Capitalised expenses	0		0
Amortisation	(5)		(6)
Impairments	0		0
Exchange rate differences			0
Disposals			0
Changes in the composition of the group and other changes	52		1
Closing balance	53		5		€ 10
Other [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	30
Closing balance	60		30
Other [Member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	23
Closing balance	5		23
Other [Member] | Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	2
Closing balance	€ 2		€ 2

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.